Convertible Notes Payable (Details Narrative) (10-K) - USD ($)											3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 28, 2016	Sep. 17, 2016	Sep. 13, 2016	Aug. 23, 2016	Aug. 11, 2016	Jan. 05, 2016	Aug. 25, 2014	Jan. 03, 2013	Jan. 02, 2012	May 01, 2011	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2014	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Mar. 31, 2015
Debt principal amount											$ 91,166		$ 91,166		$ 91,166	$ 128,466
Debt conversion price per share												$ 0.001		$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Convertible note payable											91,166		91,166		91,166	128,466
Amortization of debt discount																62,200
2011 Note [Member]
Debt interest rate percentage										2.00%
Debt due date										Apr. 30, 2012
Debt principal amount										$ 32,000	22,166		22,166		22,166	22,166
Debt conversion price per share										$ 0.001
Debt discount															0
Convertible note payable											22,166		22,166		22,166	22,166
2012 Note [Member]
Debt interest rate percentage									2.00%
Debt due date									Jan. 01, 2013
Debt principal amount									$ 48,000		48,000		48,000		48,000	48,000
Debt conversion price per share									$ 0.001
Debt discount															0
Convertible note payable											48,000		48,000		48,000	48,000
2013 Note [Member]
Debt interest rate percentage								2.00%
Debt due date								Jan. 02, 2014
Debt principal amount								$ 12,000			12,000		12,000		12,000	12,000
Debt conversion price per share								$ 0.001
Debt discount															0
Convertible note payable											12,000		12,000		12,000	12,000
2014 Note [Member]
Debt interest rate percentage							12.00%
Debt due date							Feb. 25, 2015
Debt principal amount							$ 50,000				9,000		9,000		9,000	9,000
Debt conversion price per share							$ 0.25
Debt discount							$ 100,000				0		0		0		$ 80,434
Convertible note payable											9,000		9,000		9,000	9,000
Warrants to purchase common stock							800,000
Warrants to purchase common stock, exercise price							$ 0.25
Warrants term							5 years
Fair value on grant date of embedded conversion feature of convertible debt							$ 145,362
Amortization of debt discount													0		0		$ 19,566
2016 Note [Member]
Debt interest rate percentage					9.00%	12.00%
Debt due date					Aug. 11, 2017	Oct. 31, 2016
Debt principal amount					$ 30,000						0		0		0
Debt conversion price per share					$ 0.001	$ 0.01
Debt discount															0
Convertible note payable						$ 47,615					0		0
Percentage of closing price						50.00%
2016 Note One [Member]
Debt interest rate percentage			9.00%
Debt due date			Sep. 13, 2017
Debt principal amount			$ 15,836								0		0			25,000
Debt conversion price per share			$ 0.001
Debt discount															0
Convertible note payable											0		0			25,000
2016 Note Two [Member]
Debt interest rate percentage				9.00%
Debt due date				Aug. 23, 2017
Debt principal amount				$ 25,000							0		0		0	12,300
Debt conversion price per share				$ 0.001
Debt discount															0
Convertible note payable											0		0			$ 12,300
2016 Note Three [Member]
Debt interest rate percentage		9.00%
Debt due date		Sep. 17, 2017
Debt principal amount		$ 25,000									0		0		0
Debt conversion price per share		$ 0.001
Debt discount											0		0		0
Convertible note payable											0		0
2017 Note [Member]
Debt interest rate percentage	9.00%
Debt due date	Oct. 28, 2017
Debt principal amount	$ 35,000
Debt conversion price per share	$ 0.001
Debt discount											0		0		0
Convertible note payable